Intangible Assets - Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units (Details) - Operating Segment - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	$ 1,921,608	$ 1,483,077
Package and Courier
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	167,264	182,120
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	125,484	140,402
U.S. Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	34,802	3,375
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	101,727	109,593
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	1,055,530	599,292
Logistics
Disclosure Of Intangible Assets [Line Items]
Goodwill allocated	$ 436,801	$ 448,295